Acquisition - Pro Form Information (Details) - Arcola Energy Limited $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Revenue	$ 4,243
Loss from operations	(7,336)
Net loss	$ (5,966)